Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation	$ 1,149	$ 927	$ 2,301	$ 1,873
Equipment deposits, noncurrent	$ 4,770		$ 4,770